Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                      San Francisco, California 94105-3441
                            Telephone (415) 856-7000
                            Facsimile (415) 856-7100
                          Internet www.paulhastings.com

                                February 28, 2003

VIA EDGAR
---------

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

        Re:    Van Wagoner Funds, Inc. - File Nos. 33-98358 and 811-9116

Sir or Madam:

               On behalf of Van Wagoner Funds, Inc. (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the prospectus and the Statement of Additional Information for the Van Wagoner Growth Opportunities Fund, a series of the Registrant (the "Fund"), do not differ from those contained in Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on February 21, 2003, with an effective date of February 24, 2003.

               Please direct any inquiries regarding this filing to the undersigned at (415) 856-7007 or Adam Mizock at (415) 856-7094.

                                               Very truly yours,

                                               /s/ David A. Hearth
                                       of PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosures

cc:     Garrett R. Van Wagoner
        William X. Minor
        Adam J. Mizock, Esq.